ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of net deferred tax assets
	December 31, 2020	December 31, 2019
Deferred tax assets:
Deferred tax assets:	$781,411	$511,161
Valuation allowance	(781,411)	(511,161)
Net deferred tax asset	$-	$-